COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of Operating lease expenditure commitments

	Consolidated
	2019	2018	2017
Operating lease expenditure commitments	A$	A$	A$
Minimum operating lease payments
- not later than one year	250,068	41,625	227,992
- later than one year but not later than five years	266,560	—	35,676
- later than five years	—	—	—
Total minimum operating lease payments	516,628	41,625	263,668

As at June 30, 2019, the above operating leases related to the following premises that are currently occupied by the Company:

				Minimum
			Date of expiry	payments
Location	Landlord	Use	of lease	($)
60‑66 Hanover Street Fitzroy, Victoria 3065 Australia	Crude Pty. Ltd.	Office / laboratory	August 31, 2021	487,837
1300 Baxter Street, Suite 157, Charlotte, North Carolina	Mid-Town Partners LLC	Office	Month to month	28,791
			Total	516,628